Share capital (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning	28,598,750	28,087,500
Number of options, Options granted	1,307,424	560,000
Number of options, Options exercised	(6,198)	(6,250)
Number of options, Options expired and forfeited	(143,802)	(42,500)
Number of options, Options outstanding, ending	4,756,174	28,598,750
Weighted average exercise price, Options outstanding, beginning	$ 0.40	$ 0.38
Weighted average exercise price, Options granted	9.29	2.00
Weighted average exercise price, Options exercised	2.00	0.30
Weighted average exercise price, Options expired and forfeited	3.03	2.00
Weighted average exercise price, Options outstanding, ending	2.73	$ 0.40
Weighted average exercise price, Options cancelled	$ 0.37
Number of options, Options cancelled	(25,000,000)